UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	VANGUARD PENNSYLVANIA TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004
Vanguard Pennsylvania Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (98.1%)

Allegheny County PA Higher Educ. Auth. Rev. (Univ. of Pittsburgh Medical Center Children's Hosp.) VRDO	1.35%	9/8/2004 LOC	$ 7,100	$ 7,100
Allegheny County PA Higher Educ. Auth. Rev. (Washington & Jefferson College) VRDO	1.39%	9/8/2004 LOC	15,120	15,120
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	1.37%	9/1/2004	64,250	64,250
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	1.35%	9/8/2004 LOC	8,170	8,170
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	1.35%	9/8/2004 (1)	7,700	7,700
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	1.35%	9/8/2004 (1)	14,100	14,100
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) TOB VRDO	1.34%	9/8/2004 (1)*	4,995	4,995
Allegheny County PA IDA Rev. (Children's Museum of Pittsburgh) PUT	2.00%	10/1/2004 LOC	6,000	6,005
Allegheny County PA IDA Rev. (Western PA School for Blind Children) PUT	1.70%	7/1/2005	10,000	10,000
Berks County PA GO VRDO	1.30%	9/8/2004 (1)	14,000	14,000
Berks County PA Hosp. Rev. (Reading Hosp.)	6.10%	10/1/2004 (1)(Prere.)	16,500	16,895
Berks County PA IDA (Lutheran Health Care) VRDO	1.33%	9/8/2004 (2)	17,400	17,400
Bethlehem PA Area School Dist. GO TOB VRDO	1.40%	9/8/2004 (3)*	19,800	19,800
Central Bucks PA School Dist. VRDO	1.37%	9/8/2004 (3)	12,170	12,170
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	1.31%	9/8/2004	26,070	26,070
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	1.32%	9/8/2004	20,000	20,000
Chester County PA IDA (Archdiocese of Philadelphia) VRDO	1.36%	9/8/2004 LOC	7,000	7,000
Cumberland County PA Muni. Auth. College Rev. (Dickinson College) PUT	1.11%	11/1/2004 LOC	13,005	13,005
Dallastown Area School Dist. York County PA GO VRDO	1.37%	9/8/2004 (3)	21,670	21,670
Daniel Boone PA Area School Dist. GO VRDO	1.33%	9/8/2004 (2)	9,990	9,990
Dauphin County PA General Auth. Hosp. Rev. (Reading Hosp. & Medical Center) VRDO	1.33%	9/8/2004	11,390	11,390
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	1.33%	9/8/2004 LOC	9,670	9,670
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	1.35%	9/8/2004 LOC	4,400	4,400
Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	1.21%	9/1/2004	5,455	5,455
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	1.35%	9/1/2004	19,300	19,300
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	1.35%	9/1/2004	10,750	10,750
Delaware County PA IDA PCR (PECO) CP	1.30%	10/26/2004 LOC	15,500	15,500
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.33%	9/8/2004	42,600	42,600
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.33%	9/8/2004	8,375	8,375
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.33%	9/8/2004	8,235	8,235
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.33%	9/8/2004	8,595	8,595
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.30%	9/8/2004	8,700	8,700
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.30%	9/8/2004	10,000	10,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.30%	9/8/2004	17,000	17,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.30%	9/8/2004	17,600	17,600
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	1.30%	9/8/2004	23,005	23,005
Franklin County PA IDA Healthcare Rev. (Chambersburg Hosp.) VRDO	1.42%	9/8/2004 (2)	6,600	6,600
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.35%	9/1/2004	10,100	10,100
Indiana County PA IDA (Exelon Generation) VRDO	1.32%	9/8/2004 LOC	4,000	4,000
Manheim Township PA School Dist. VRDO	1.37%	9/8/2004 (4)	9,000	9,000
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	1.33%	9/8/2004 LOC	7,700	7,700
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	1.33%	9/8/2004 LOC	9,415	9,415
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	1.12%	10/1/2004 LOC	10,000	10,000
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	1.14%	10/6/2004 LOC	2,330	2,330
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	1.13%	10/12/2004 LOC	37,800	37,800
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	1.18%	10/12/2004 LOC	5,000	5,000
Montgomery County PA IDA PCR (PECO) CP	1.15%	9/3/2004	16,200	16,200
Montgomery County PA IDA PCR (PECO) CP	1.37%	11/4/2004	13,340	13,340
Northampton County PA General Purpose Auth. Univ. Rev. (Lafayette College)	2.00%	11/23/2004	13,460	13,487
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.32%	9/8/2004	13,700	13,700
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.33%	9/8/2004	21,780	21,780
Northampton County PA Higher Educ. Auth. Rev. (Lehigh Univ.) VRDO	1.33%	9/8/2004	12,085	12,085
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	1.30%	9/8/2004 LOC	12,110	12,110
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	1.30%	9/8/2004 LOC	3,915	3,915
Pennsbury PA School Dist. TOB VRDO	1.34%	9/8/2004 (3)*	5,115	5,115
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Amtrak Project) VRDO	1.35%	9/8/2004 LOC	30,625	30,625
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Merck & Co. West Point) VRDO	1.37%	9/8/2004	18,000	18,000
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Merck & Co.) VRDO	1.37%	9/8/2004	21,900	21,900
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Reliant Energy Seward Project) VRDO	1.38%	9/8/2004 LOC	9,600	9,600
Pennsylvania GO	5.00%	9/15/2004	2,800	2,804
Pennsylvania GO	6.70%	11/15/2004 (3)(Prere.)	6,930	7,114
Pennsylvania GO	6.75%	11/15/2004 (3)(Prere.)	20,760	21,305
Pennsylvania GO	5.00%	1/1/2005 (1)	5,000	5,066
Pennsylvania GO	5.00%	1/15/2005	5,000	5,068
Pennsylvania GO	5.00%	2/1/2005	6,585	6,686
Pennsylvania GO	6.00%	2/1/2005	53,910	55,030
Pennsylvania GO	5.125%	5/1/2005 (3)	3,400	3,481
Pennsylvania GO	5.50%	5/1/2005 (3)(Prere.)	12,000	12,507
Pennsylvania GO	5.50%	5/1/2005 (3)(Prere.)	8,025	8,377
Pennsylvania GO	5.50%	6/1/2005	9,395	9,672
Pennsylvania GO TOB VRDO	1.34%	9/8/2004 *	2,835	2,835
Pennsylvania GO TOB VRDO	1.34%	9/8/2004 (1)*	14,775	14,775
Pennsylvania GO TOB VRDO	1.36%	9/8/2004 *	10,650	10,650
Pennsylvania GO TOB VRDO	1.38%	9/8/2004 *	30,835	30,835
Pennsylvania GO TOB VRDO	1.40%	9/8/2004 (3)*	5,815	5,815
Pennsylvania GO TOB VRDO	1.40%	9/8/2004 (1)*	8,355	8,355
Pennsylvania GO TOB VRDO	1.34%	9/8/2004 (1)*	5,190	5,190
Pennsylvania GO TOB VRDO	1.40%	9/8/2004 (3)*	6,775	6,775
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.37%	9/8/2004 (4)	12,900	12,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.37%	9/8/2004 (4)	43,500	43,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.33%	9/8/2004 (2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.33%	9/8/2004 (2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.33%	9/8/2004 (2)	22,800	22,800
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.33%	9/8/2004 (2)	20,700	20,700
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.35%	9/8/2004 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.35%	9/8/2004 (2)	27,500	27,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.35%	9/1/2004	24,600	24,600
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.35%	9/2/2004	32,080	32,080
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.35%	9/1/2004	8,200	8,200
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.32%	9/8/2004 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Muhlenberg College) VRDO	1.35%	9/1/2004	13,300	13,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.) VRDO	1.30%	9/1/2004 LOC	33,835	33,835
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.32%	9/8/2004 LOC	52,130	52,130
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.32%	9/8/2004 LOC	68,100	68,100
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.32%	9/8/2004 LOC	58,000	58,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of the Sciences) VRDO	1.32%	9/8/2004 LOC	23,000	23,000
Pennsylvania Higher Educ. Fac. Auth. Student Housing Rev. (Student Assoc. Inc. Project California Univ. of Pennsylvania) VRDO	1.35%	9/8/2004 LOC	11,990	11,990
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	1.32%	9/8/2004	27,000	27,000
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	1.32%	9/8/2004	23,905	23,905
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.37%	9/8/2004 *	5,995	5,995
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.37%	9/8/2004 *	7,495	7,495
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.37%	9/8/2004 *	8,545	8,545
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.39%	9/8/2004 (4)*	9,440	9,440
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.39%	9/8/2004 *	37,340	37,340
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.39%	9/8/2004 (3)*	7,460	7,460
Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.39%	9/8/2004 *	8,145	8,145
Pennsylvania Housing Finance Agency Rev. VRDO	1.34%	9/8/2004	35,220	35,220
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	1.33%	9/8/2004 (2)	24,100	24,100
Pennsylvania Intergovernmental Cooperation Auth. Rev	4.00%	6/15/2005 (3)	5,000	5,096
Pennsylvania State Univ. Rev	5.00%	3/1/2005	6,935	7,058
Pennsylvania State Univ. Rev. VRDO	1.32%	9/8/2004	4,700	4,700
Pennsylvania State Univ. Rev. VRDO	1.32%	9/8/2004	53,275	53,275
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	1.38%	9/8/2004 (1)*	2,605	2,605
Pennsylvania Turnpike Comm. Rev. VRDO	1.32%	9/8/2004	40,620	40,620
Pennsylvania Turnpike Comm. Rev. VRDO	1.32%	9/8/2004	42,380	42,380
Pennsylvania Turnpike Comm. Rev. VRDO	1.37%	9/1/2004	8,300	8,300
Pennsylvania Turnpike Comm. Rev. VRDO	1.33%	9/8/2004	5,500	5,500
Pennsylvania Turnpike Comm. Rev. VRDO	1.33%	9/8/2004	12,800	12,800
Pennsylvania Turnpike Comm. Rev. VRDO	1.33%	9/8/2004	8,600	8,600
Philadelphia PA Auth. IDR (Institute for Cancer Research) VRDO	1.35%	9/1/2004 LOC	3,700	3,700
Philadelphia PA Auth. IDR (Regional Performing Arts Center Project) VRDO	1.35%	9/8/2004 LOC	1,050	1,050
Philadelphia PA GO	5.00%	5/15/2005 (3)	5,000	5,122
Philadelphia PA GO TOB VRDO	1.34%	9/8/2004 (4)*	5,970	5,970
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.35%	9/1/2004	1,125	1,125
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.35%	9/1/2004 (1)	1,000	1,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.35%	9/1/2004	5,700	5,700
Philadelphia PA IDA Rev. (Philadelphia Airport System) TOB VRDO	1.42%	9/8/2004 (3)*	3,380	3,380
Philadelphia PA Muni. Auth. Rev	4.00%	5/15/2005 (4)	2,500	2,545
Philadelphia PA School Dist. TOB VRDO	1.34%	9/8/2004 (3)*	5,995	5,995
Philadelphia PA School Dist. TOB VRDO	1.34%	9/8/2004 (3)*	6,660	6,660
Philadelphia PA School Dist. TOB VRDO	1.36%	9/8/2004 (3)*	4,995	4,995
Philadelphia PA School Dist. TRAN	3.00%	6/30/2005	20,000	20,227
Philadelphia PA Water & Waste Water Rev. VRDO	1.30%	9/8/2004 (4)	85,100	85,100
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.30%	9/8/2004 (2)	2,000	2,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.30%	9/8/2004 (2)	3,955	3,955
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.30%	9/8/2004 (2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.30%	9/8/2004 (2)	1,800	1,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.30%	9/8/2004 (2)	6,500	6,500
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.31%	9/8/2004 (2)	2,300	2,300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.31%	9/8/2004 (2)	3,000	3,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.31%	9/8/2004 (2)	4,700	4,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.31%	9/8/2004 (2)	12,200	12,200
Seneca Valley PA School Dist. GO TOB VRDO	1.40%	9/8/2004 (1)*	23,320	23,320
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	1.26%	9/1/2004 (1)	21,075	21,075
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	1.30%	9/8/2004	11,500	11,500
State Public School Building Auth. Pennsylvania School Rev. (Parkland School Dist.) VRDO	1.37%	9/8/2004 (3)	15,355	15,355
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB PUT	1.80%	7/27/2005 (4)*	4,990	4,990
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	1.34%	9/8/2004 (4)*	4,995	4,995
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	1.36%	9/8/2004 (4)*	5,950	5,950
Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation	2.25%	5/2/2005	39,000	39,252
Tredyffrin-Easttown PA School Dist. TOB VRDO	1.34%	9/8/2004 *	8,295	8,295
Union County PA Higher Educ. Auth. Rev. (Bucknell Univ.) VRDO	1.33%	9/8/2004	5,385	5,385
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.30%	9/8/2004	20,300	20,300
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.30%	9/8/2004	30,400	30,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	9,400	9,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	3,800	3,800
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	11,400	11,400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	8,000	8,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	12,900	12,900
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	3,865	3,865
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	3,200	3,200
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.32%	9/8/2004	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania Asset Notes	2.00%	12/3/2004	48,000	48,109
York County PA IDA (PECO) CP	1.30%	10/26/2004 LOC	16,440	16,440
Outside Pennsylvania:
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	1.31%	9/8/2004 (1)*	7,740	7,740
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB PUT	1.15%	10/14/2004 *	12,400	12,400
Puerto Rico Infrastructure Financing Auth. Special Tax Rev. TOB VRDO	1.31%	9/8/2004 (2)*	6,515	6,515
Puerto Rico Public Finance Corp. TOB VRDO	1.31%	9/8/2004 (2)*	7,015	7,015
Puerto Rico Public Finance Corp. TOB VRDO	1.32%	9/8/2004 (11)*	11,381	11,381

TOTAL MUNICIPAL BONDS
(Cost $2,535,227)				2,535,227

OTHER ASSETS AND LIABILITIES-NET (1.9%)				48,244

NET ASSETS (100%)				$2,583,471

*Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31,2004, the aggregate value of these securities was $321,776,000, representing 12.5% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.

RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance)
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.